Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities:
Net income	$ 17,309	$ 36,876
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	29,633	17,587
Amortization of premium, accretion of discount and accrued interest on marketable securities	(1,385)	(1,725)
Depreciation and amortization	15,920	5,223
Interest income from short-term deposits	(3,529)	(4,683)
Deferred income taxes	(765)	(1,773)
Increase in trade receivables	(5,629)	(9,210)
(Decrease) increase in deferred revenue	(12,874)	3,302
Decrease in other non-current assets	299	995
(Increase) decrease in prepaid expenses and other current assets	(613)	2,732
Changes in Operating lease right-of-use assets	2,113	2,226
Changes in Operating lease liabilities	(1,660)	(1,711)
Increase in inventories	(715)	(534)
Increase (decrease) in trade payables	1,194	(1,212)
(Decrease) increase in other accounts payable and accrued expenses	(3,495)	5,470
Increase (decrease) in other long-term liabilities	1,671	(102)
Net cash provided by operating activities	37,474	53,461
Cash flows from investing activities:
Capital expenditures	(6,109)	(5,947)
Cash paid in conjunction with acquisitions, net of acquired cash	(15,278)
Purchase of intangible assets	(15,619)
Investment in marketable securities	(124,625)	(183,146)
Proceeds from maturities of marketable securities	60,945	59,623
Proceeds from sales of marketable securities	55,546	31,166
Investment in short-term deposits	(82,000)	(84,000)
Redemption of short-term deposits	99,819	96,377
Net cash used in investing activities	(27,321)	(85,927)
Cash flows from financing activities:
Exercise of options to shares	4,251	15,117
Proceeds from Employee Share Purchase Plan	2,868	2,329
Net cash provided by financing activities	7,119	17,446
Net increase (decrease) in cash and cash equivalents	17,272	(15,020)
Net effect of currency translation on cash and cash equivalents	(479)	2,584
Cash and cash equivalents at beginning of period	124,457	191,659
Cash and cash equivalents at end of period	141,250	179,223
Supplemental cash flow information:
Income taxes paid (received)	10,535	(8,073)
Non-cash activities
Operating lease liabilities arising from obtaining right-of-use assets	$ 2,219	$ 13,141